Document and Entity Information	Oct. 28, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000766704
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	Welltower Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-8923
Entity Tax Identification Number	34-1096634
Entity Address, Address Line One	4500 Dorr Street
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
City Area Code	(419)
Local Phone Number	247-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1.00 par value per share
Trading Symbol	WELL
Security Exchange Name	NYSE
Guarantee Of 4.800 Notes Due 2028 Issued By Welltower Op Llc [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 4.800% Notes due 2028 issued by Welltower OP LLC
Trading Symbol	WELL/28
Security Exchange Name	NYSE
Guarantee Of 4.500 Notes Due 2034 Issued By Welltower Op Llc [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 4.500% Notes due 2034 issued by Welltower OP LLC
Trading Symbol	WELL/34
Security Exchange Name	NYSE